Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Authorized share capital (in Dollars)	$ 50
Shares authorized	500,000,000
Par value (in Dollars per share)	$ 0.0001
Nortye Talent Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				9,000,000
Nortye International Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				6,000,000
ANL Talent Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	9,300,000
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	96,052,571	95,847,071	95,700,805
Ordinary shares paid	351,768	146,268